SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of Change in Non-cash Working Capital Items (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Inventories	$ (30,623,348)	$ (11,227,342)	$ (38,210,464)	$ (37,982,858)
Accounts receivable	7,443,389	5,395,827	(17,952,562)	5,719,667
Prepaid expenses	537,926	(1,411,481)	(168,105)	(1,193,287)
Trade and other payables	29,696,755	4,673,997	40,169,468	10,141,807
Net change in non-cash working capital items	7,054,722	(2,568,999)	(16,161,663)	(23,314,671)
Payables, acquisition of intangible assets	630,775	1,420,738	630,775	1,420,738	$ 665,590	$ 4,757,926	$ 761,293	$ 554,310
Payables, acquisition of property, plant and equipment	13,541,507	19,205,285	13,541,507	19,205,285	$ 11,966,566	$ 16,229,912	$ 7,922,816	$ 8,797,575
Net change in non-cash deferred revenue related to the EPA Program (Note 6.1)	20,475,469	0	20,475,469	0
Net change in non-cash other deferred liabilities related to the IQ Agreement (Note 6.2)	3,896,990	0	3,896,990	0
Net change in non-cash deferred revenue and other deferred liabilities related customer down payments and other	311,038	(105,869)	391,791	6,220
Deferred revenue and other deferred liabilities	$ 24,683,497	$ (105,869)	$ 24,764,250	$ 6,220